Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory
Schedule of inventory

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Raw materials	1,327	1,329
Work in progress	2,802	1,530
Finished goods	969	456
Total Inventory	5,098	3,315